EMPLOYEE BENEFIT LIABILITIES, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Expenses for defined benefit deposit	$ 1,102	$ 992	$ 884
Expected salary growth [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation from a 1% increase in actuarial assumption		326
Increase (decrease) in defined benefit obligation from a 1% decrease in actuarial assumption		276
Discount rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit obligation from a 1% increase in actuarial assumption		288
Increase (decrease) in defined benefit obligation from a 1% decrease in actuarial assumption		$ 343